Restricted Net Assets - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Restrictions For Consolidated And Unconsolidated Subsidiaries [Abstract]
Percentage of annual appropriations net of tax income prior to payment of dividends as the statutory general reserve	10.00%
Restricted net assets	¥ 159,480
Percentage of restricted net assets	4.40%